UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21516
                                                     ---------

                          UBS Multi-Strat Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                            ------------


                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital .............        1

Statement of Operations ...........................................        2

Statements of Changes in Members' Capital .........................        3

Statement of Cash Flows ...........................................        4

Notes to Financial Statements .....................................        5

Schedule of Portfolio Investments .................................       12

                                                    UBS MULTI-STRAT FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $115,438,693)       $147,810,646
Cash and cash equivalents                                                329,164
Advanced subscription in Investment Funds                             12,000,000
Receivables from Investment Funds                                      8,479,987
Interest receivable                                                        5,704
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         168,625,501
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                 9,740,403
   Loan Payable                                                        8,340,000
   Fund Asset Based fee                                                  172,611
   Professional fees                                                      62,108
   Administration fee                                                     42,079
   Administrator fee                                                      39,833
   Other                                                                  17,858
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     18,414,892
--------------------------------------------------------------------------------

NET ASSETS                                                          $150,210,609
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $117,838,656
Accumulated net unrealized appreciation on investments                32,371,953
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                    $150,210,609
--------------------------------------------------------------------------------


                                                                               1
   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $    70,023
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  70,023
--------------------------------------------------------------------------------

EXPENSES
Fund Asset Based fee                                                    932,848
Administrator fee                                                       215,273
Professional fees                                                       152,962
Administration fee                                                       70,895
Printing fee                                                             45,855
Loan interest                                                            34,014
Other                                                                    19,434
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,471,281
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,401,258)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                    2,128,295
Change in net unrealized appreciation/depreciation
  from investments                                                    8,543,744
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    10,672,039
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                      $ 9,270,781
--------------------------------------------------------------------------------

                                                                               2
   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------


                                                           UBS FUND
                                                         ADVISOR, L.L.C.              MEMBERS                   TOTAL
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2006                        $ 103,027               $118,125,998             $118,229,025

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:                                          (1,883)                (3,210,223)              (3,212,106)
  Net investment loss                                          1,141                  1,315,914                1,317,055
  Net realized gain/loss from investments
  Change in net unrealized
         appreciation/depreciation from investments           13,989                 15,794,710               15,808,699
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              13,247                 13,900,401               13,913,648
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            --                 14,672,686               14,672,686
  Members' withdrawals                                            --                (22,562,379)             (22,562,379)
  Offering costs                                                  (2)                    (2,543)                  (2,545)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                (2)                (7,892,236)              (7,892,238)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                      $ 116,272               $124,134,163             $124,250,435
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                           (393)                (1,400,865)              (1,401,258)
  Net realized gain from investments                           1,741                  2,126,554                2,128,295
  Change in net unrealized
         appreciation/depreciation from investments            7,169                  8,536,575                8,543,744
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                               8,517                  9,262,264                9,270,781
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            --                 26,425,974               26,425,974
  Members' withdrawals                                                               (9,736,099)              (9,736,099)
  Offering costs                                                  --                       (482)                    (482)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                        --                 16,689,393               16,689,393
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                          $ 124,789               $150,085,820             $150,210,609
------------------------------------------------------------------------------------------------------------------------

                                                                               3
   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations           $  9,270,781
Adjustments to reconcile net increase in Members'
  capital derived from operations to net
  cash used in operating activities:
Purchases of investments                                            (32,500,000)
Proceeds from disposition of investments                             16,662,015
Net realized gain from investments                                   (2,128,295)
Change in net unrealized appreciation/depreciation
  from investments                                                   (8,543,744)
Changes in assets and liabilities:
(Increase) decrease in assets:
      Advanced subscription in Investment Funds                     (12,000,000)
      Receivables from Investment Funds                               4,638,640
      Interest receivable                                                 5,724
      Other                                                                 519
Increase (decrease) in payables:
      Loan payable                                                     (820,000)
      Fund Asset Based fee                                               32,400
      Professional fees                                                 (70,032)
      Administrator fee                                                   7,477
      Administration fee                                                 18,585
      Loan interest                                                    (131,371)
      Other                                                             (18,453)
--------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                               (25,575,754)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                 26,425,974
Members withdrawal                                                   (8,722,600)
Offering cost                                                              (482)
--------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                            17,702,892

Net decrease in cash and cash equivalents                            (7,872,862)
Cash and cash equivalents--beginning of period                        8,202,026
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                329,164
--------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                $    162,257
--------------------------------------------------------------------------------

                                                                               4
   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION

    UBS Multi-Strat Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 29, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who over time have produced attractive returns. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2004.

    The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

    The Adviser is a direct wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

    Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

    The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid year and year end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.  SIGNIFICANT ACCOUNTING POLICIES

    A. PORTFOLIO VALUATION

    Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A. PORTFOLIO VALUATION (CONTINUED)

    determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

    Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

    B. INCOME RECOGNITION

    Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

    C. FUND COSTS

    The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

    D. INCOME TAXES

    No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    E. CASH AND CASH EQUIVALENTS

    Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

    F. REPURCHASE AGREEMENTS

    From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2007, there were no outstanding repurchase agreements.

    G. USE OF ESTIMATES

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.  RELATED PARTY TRANSACTIONS

    The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. In consideration for such services, the Fund pays the Adviser a monthly fee (the "Fund Asset-Based Fee") at an annual rate of 1.30% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The Administrator provides certain other administrative services to the Fund including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Fund Asset-Based Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Adviser's capital account. A portion of the Fund Asset-Based Fee is paid by UBSFA to its affiliates.

    UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amount to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

3.  RELATED PARTY TRANSACTIONS (CONTINUED)

    The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Fund Asset-Based Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

    Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 were $17,009.

    Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.  ADMINISTRATION AND CUSTODIAN FEES

    PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

    PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.  CREDIT FACILITY

    Effective July 1, 2006 the Fund, along with other UBS sponsored funds, entered into a $200,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 31, 2007. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment, which has not been utilized of 25 basis points per annum. For the period from January 1, 2007 to June 30, 2007, the Fund's average interest rate paid on borrowings was 6.75% per annum and the average borrowings outstanding were $1,002,265. The Fund had $8,340,000 in borrowings outstanding at June 30, 2007. Interest expense for the period from January 1, 2007 to June 30, 2007 was $34,014, of which $3,128 was payable at the end of the period. See Subsequent Event for further information.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

6.  SECURITIES TRANSACTIONS

    Aggregate purchases and proceeds from sales of Investment Funds for the period from January 1, 2007 to June 30, 2007 amounted to $32,500,000 and $16,662,015, respectively.

    The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

7.  INVESTMENTS

    As of June 30, 2007, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2007.

         INVESTMENT OBJECTIVE                         COST           FAIR VALUE
         --------------------                    ------------       ------------
          Long/Short Equity                      $ 25,136,377       $ 32,185,259
          Multi Strategy                           21,938,480         28,090,589
          Special Situations                       19,024,499         24,359,454
          Distressed/Credit                        17,417,809         22,302,207
          Direct Loans/Structured Finance          10,828,973         13,865,693
          Global Macro                             10,656,283         13,644,575
          Convertible Arbitrage                    10,436,272         13,362,869
                                                 ------------       ------------
                  Total                          $115,438,693       $147,810,646
                                                 ============       ============

    The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 20% to 25% of net profits earned. One or
    more   underlying  fund   investments   have  entered  into  a  side  pocket
    arrangement.

8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

    In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

9.  INDEMNIFICATION

    In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

10. NEW ACCOUNTING PRONOUNCEMENTS

    On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                  PERIOD OCTOBER 1,
                                               PERIOD FROM                                       2004 (COMMENCEMENT
                                            JANUARY 1, 2007 TO      YEARS ENDED DECEMBER 31         OF OPERATIONS)
                                              JUNE 30, 2007                                     THROUGH DECEMBER 31,
                                                UNAUDITED           2006            2005                 2004
                                                ---------           ----            ----                 ----
         Ratio of net investment loss to         (1.99)%*          (2.59)%         (1.95)%             (3.94%)*
         average net assets ***
         Ratio of total expenses to
         average net assets(a),***                2.09%*            2.64%           2.18%               4.33%*

         Portfolio turnover rate                 12.06%            14.81%          50.12%                 --

         Total return **                          6.64%            11.88%           0.38%               2.65%

         Average debt ratio***                    0.70%            10.50%             --                  --

         Net asset value at end of period      $150,210,609     $124,250,435    $118,229,025          $66,121,636


         a  Ratio of total  expenses to average net assets does not include the impact of expenses  for  incentive allocations or incentive fees related to the underlying Investment Funds.
         *  Annualized.
        **  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund  interest  on the last day of the  period  noted and does not  reflect  the  deduction  of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.
       ***  The average net assets used in the above ratios are calculated using pre-tender net assets.

12. SUBSEQUENT EVENT

    The Fund, along with other UBS sponsored funds, renewed its $200,000,000 unsecured revolving line of credit with Bank of Montreal - Chicago Branch, which is the Illinois branch of the parent to Harris Trust and Savings Bank. The expiration date of such credit agreement is July 31, 2008.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------


                                                                              % OF        REALIZED AND
                                                                            MEMBERS'  UNREALIZED GAIN (LOSS)
INVESTMENT FUND                                    COST        FAIR VALUE   CAPITAL      FROM INVESTMENTS       LIQUIDITY   LOCK UP*
-------------------------------------------   ------------   ------------   -------   ----------------------   ----------   --------

Amber Fund, LTD                               $  4,800,000   $  8,381,972      5.58%      $ 1,479,599           Quarterly      X
Aspen Partners, LP Series A                        522,412        386,645      0.26           (29,304)           Annually
Bridgewater Pure Alpha Trading Company, LTD      4,500,000      5,207,937      3.47           124,250            Monthly
Brookdale International Partners, LP             6,250,000      8,408,914      5.60           649,529            Annually      X
Claren Road Credit Partners, LP                 11,500,000     11,983,146      7.98           483,146           Quarterly      X
CPIM Structured Credit Fund 1000, LP             5,000,000      5,736,526      3.82           (19,595)          Quarterly
Davidson Kempner Partners, LP                    8,000,000      9,509,716      6.33           579,342            Annually
DE Shaw Oculus Fund, LLC                         4,316,281      8,436,639      5.62         1,232,768           Quarterly
D. Jabro Partners, LP                            5,000,000      5,886,426      3.92           420,220            Annually      X
DunDonald Fund I LP                              7,000,000      7,002,849      4.66             2,849           Quarterly
East Side Capital, LP                            2,750,000      4,505,052      3.00           471,112           Annually
Eminence Partners, LP                            5,000,000      7,347,699      4.89           531,070         Semi-Annually
Kamunting Street, LP                             5,300,000      6,745,272      4.49           296,215           Quarterly
Marathon Structured Finance Fund, LP             6,500,000      8,129,167      5.41           246,311           Quarterly
OZ Domestic Partners, LP                         9,500,000     12,616,273      8.40         1,069,655            Annually
Peleton Partners Multi-Strat Fund                6,000,000      5,964,600      3.97           (35,400)          Quarterly      X
Seneca Capital, LP                               3,700,000      7,568,569      5.04         1,284,051            Annually
Trilogy Financial Partners, LP                   8,000,000      9,932,416      6.61           404,564           Quarterly
Waterstone Market Neutral Fund, LP               5,800,000      6,617,596      4.41           498,251           Quarterly
Wohl Capital Partners, LP                        6,000,000      7,443,232      4.94           774,031           Quarterly
Reedeemed Investment Funds                              --             --        --           209,375
                                              ------------   ------------     -----       -----------
TOTAL                                         $115,438,693   $147,810,646     98.40%      $10,672,039
                                              ============   ============     =====       ===========

*  The Investment Fund provides for periodic redemptions. As of June 30, 2007, the Fund was subject to lock up provisions of up to three years from initial investment.



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Multi-Strat Fund, L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date         August 24, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.